Nationwide Life Insurance Company
o        Nationwide Variable Account - 14





                   Prospectus supplement dated June 1, 2005 to
                          Prospectus dated May 1, 2005



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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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YOUR PROSPECTUS OFFERS THE FOLLOWING UNDERLYING MUTUAL FUND AS AN INVESTMENT
OPTION UNDER YOUR CONTRACT. THIS INVESTMENT OPTION WILL CHANGE NAMES AS
INDICATED BELOW. THIS NAME CHANGE WILL BE EFFECTIVE ON JUNE 1, 2005.


--------------------------------------------------------------------- --------------------------------------------------------------
                              OLD NAME                                                            NEW NAME
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc. - Merrill Lynch             FAM Variable Series Funds, Inc. - Mercury Large Cap
Large Cap Core V. I. Fund:  Class II                                  Core V.I. Fund: Class II
--------------------------------------------------------------------- --------------------------------------------------------------